Financial Instruments and Fair Value Measurements, Carrying value and estimated fair value of non-derivative financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liabilities: [Abstract]
Precious metal financings, carrying value	$ 349	$ 362
Nonrecurring [Member] | Non-derivatives: [Member]
Liabilities: [Abstract]
Precious metal financings, carrying value	131	155
Long-term debt, carrying value	10,517	11,218
Total liabilities, carrying value	10,648	11,373
Precious metal financings, fair value	113	130
Long-term debt, fair value	8,882	12,756
Total liabilities, fair value	$ 8,995	$ 12,886
Non-derivative fair value level description	The financial instruments in the table above are classified as Level 2.